UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc. (formerly Global/International Fund, Inc.)

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Global Bond Fund

(formerly Scudder Global Bond Fund)

	Principal Amount	Value ($)

US Dollar Denominated Debt Obligations18.3%
United States Dollar
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	500,000	639,265
Dominican Republic, Series REG S, 9.04%, 1/23/2018 (PIK)	73,164	78,834
Federative Republic of Brazil, 8.75%, 2/4/2025	700,000	800,800
Government National Mortgage Association,
7.0%, with various maturities until 2/15/2029	184,322	193,690
Pemex Project Funding Master Trust, 9.125%, 10/13/2010	360,000	413,280
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	570,000	705,797
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	810,000	284,310
Zero Coupon, 12/15/2035	4,845,608	335,316
8.28%, 12/31/2033 (PIK)	1,481,075	1,321,119
Republic of Ecuador, Series REG S, 9.375%, 12/15/2015	1,590,000	1,599,540
Republic of Philippines:
7.75%, 1/14/2031	720,000	710,100
10.625%, 3/16/2025	250,000	317,188
Republic of Venezuela:
9.375%, 1/13/2034	390,000	487,500
10.75%, 9/19/2013	1,010,000	1,257,450
Russian Federation:
Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	40,000	44,696
Series REG S, 11.0%, 7/24/2018	220,000	323,004
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008	1,300,000	1,235,910
Series VII, 3.0%, 5/14/2011	630,000	567,063
US Treasury Note:
2.0%, 5/15/2006	8,810,000	8,747,713
3.375%, 11/15/2008	8,560,000	8,309,218

Total US Dollar Denominated Debt Obligations (Cost $27,727,238)		28,371,793
Foreign Denominated Debt Obligations 76.2%
Argentine Peso 0.2%
Republic of Argentina:
Zero Coupon, 12/15/2035	2,278,324	44,207
5.83%, 12/31/2033 (PIK)	767,795	313,013

(Cost $306,373)		357,220
British Pound 3.5%
United Kingdom:
4.25%, 6/7/2032	860,000	1,624,183
5.0%, 9/7/2014	1,960,000	3,692,560

(Cost $5,366,835)		5,316,743
Canadian Dollar 1.2%
Canadian Treasury Bill, 3.272%*, 2/9/2006 (Cost $1,891,447)	2,180,000	1,912,268

Euro 50.6%
Bundesobligation, Series 137, 5.0%, 2/17/2006	1,100,000	1,337,886
Bundesrepublic Deutschland:
Series 03, 4.75%, 7/4/2034	1,710,000	2,436,897
5.5%, 1/4/2031	3,960,000	6,169,749
Series 94, 6.25%, 1/4/2024	1,840,000	2,980,509
Bundesschatzanweisungen, 2.0%, 6/15/2007	10,710,000	12,866,605
Buoni Poliennali Del Tes, 6.0%, 5/1/2031	450,000	717,479
German Postal Pensions, Series 1, 2.75%, 1/18/2011	2,150,000	2,536,938
Government of France:
2.5%, 7/12/2010	6,300,000	7,434,314
3.5%, 4/25/2015	3,660,000	4,454,190
5.25%, 4/25/2008	4,570,000	5,815,074
5.75%, 10/25/2032	2,430,000	3,938,205
7.25%, 4/25/2006	5,830,000	7,154,881
Government of Ireland, 4.5%, 4/18/2020	1,380,000	1,836,679
KFW Group, 3.5%, 4/17/2009	1,700,000	2,084,449
Kingdom of Belgium, Series 35, 5.75%, 9/28/2010	6,460,000	8,697,039
Netherlands Government, 2.75%, 1/15/2009	3,010,000	3,624,656
Republic of Germany, Series 140, 4.5%, 8/17/2007	3,095,000	3,850,043
Republic of Venezuela, 7.0%, 3/16/2015	130,000	172,187
United Mexican States, Series A, 5.5%, 2/17/2020	115,000	150,572

(Cost $79,192,683)		78,258,352
Japanese Yen 14.5%
Government of Japan:
Series 13, 0.5%, 6/20/2006	1,270,000,000	10,846,864
Series 269, 1.3%, 3/20/2015	658,000,000	5,512,694
Series 64, 1.9%, 9/20/2023	379,000,000	3,210,475
Series 13, 2.0%, 12/20/2033	49,000,000	386,783
Series 74, 2.1%, 12/20/2024	289,000,000	2,489,940

(Cost $23,613,884)		22,446,756
Malaysian Ringgit 1.2%
Government of Malaysia, Series 04/04, 4.032%, 9/15/2009 (Cost $1,879,158)	6,900,000	1,866,689
Mexican Peso 1.5%
Mexican Bonds, Series MI-20, 8.0%, 12/7/2023 (Cost $1,946,668)	25,020,000	2,305,833
Swedish Krona 3.5%
Sweden Kingdom, 3.5%, 4/20/2006 (Cost $5,778,392)	40,400,000	5,337,475

Total Foreign Denominated Debt Obligations (Cost $119,497,458)		117,801,336

	Shares	Value ($)

Cash Equivalents 0.4%
Cash Management QP Trust, 4.33% (a) (Cost $659,968)	659,968	659,968
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 147,884,664)	94.9	146,833,097
Other Assets and Liabilities, Net	5.1	7,912,287

Net Assets	100.0	154,745,384

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
PIK: Denotes that all or a portion of the income is paid in kind.

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

As of January 31, 2006, the Fund had the following open forward foreign currency exchange contracts:
					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	38,300,000	USD	47,266,030	4/28/2006	489,016
JPY	1,075,500,000	USD	9,494,677	4/28/2006	223,682
EUR	2,600,000	USD	3,196,050	4/28/2006	20,587
USD	1,840,818	AUD	2,460,000	4/28/2006	20,476
EUR	6,328,191	JPY	885,000,000	4/28/2006	3,813
GBP	941,000	EUR	1,365,775	4/28/2006	248
Total unrealized appreciation					757,822

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	204,213	SGD	330,000	4/28/2006	(116)
USD	226,270	SEK	1,700,000	4/28/2006	(988)
USD	714,040	GBP	400,000	4/28/2006	(2,164)
USD	536,741	PLN	1,680,000	4/28/2006	(2,281)
CAD	270,000	USD	235,239	4/28/2006	(2,371)
MXN	5,520,000	USD	520,858	4/28/2006	(3,910)
USD	413,280	NOK	2,700,000	4/28/2006	(5,231)
GBP	941,000	EUR	1,365,775	4/28/2006	(6,872)
USD	664,000	CHF	830,000	4/28/2006	(9,068)
MXN	18,000,000	USD	1,696,967	4/28/2006	(14,233)
USD	3,117,748	EUR	2,540,000	4/28/2006	(15,565)
CAD	1,600,000	USD	1,387,390	4/28/2006	(20,666)
EUR	6,328,191	JPY	885,000,000	4/28/2006	(103,782)
Total unrealized depreciation					(187,247)

Currency Abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
JPY	Japanese Yen	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006